Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Schedule of Available-for-sale Securities [Line Items]
Other investments	$ 0
Fair Value Measurements (Textual) [Abstract]
Number of primary vendors	2
Investments that are communicated to the third party for consideration of reasonableness, threshold limit for fair value	0.50%
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	6
Lehman Brothers International (Europe) Trust Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	11
Other investments	$ 25	$ 25